OMB APPROVAL
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number      811-22435

Kayne Anderson Energy Development Company
(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100 Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

David J. Shladovsky, Esq. KA Fund Advisors, LLC 717 Texas Avenue, Suite 3100 Houston, Texas 77002
(Name and address of agent for service)

Registrant's telephone number, including area code:     (310) 284-6438

Date of fiscal year end:       November 30

Date of reporting period:     July 1, 2012 - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Kayne Anderson Energy Development Company

By (Signature and Title)*		/s/ Kevin S. McCarthy
Kevin S. McCarthy,
Date	August 6, 2013	Chairman of the Board of Directors, President and Chief Executive Officer

* Print the name and title of each signing officer under his or her signature.

Item 1 – Proxy Voting Record
Kayne Anderson Energy Development Company
7/1/2012 -6/30/2013

Issuer	Symbol	CUSIP	Meeting Date	Matter:	Proposed by (I)ssuer or (S)hrhldr	Vote Cast?	How Voted	For/Against Mgt
CAPITAL PRODUCTS PARTNERS L.P.	CPLP	Y11082107	7/23/2012	ELECT:	I	YES	FOR	FOR
DIRECTOR: ABEL RASTERHOFF
DIRECTOR: D.P. CHRISTACOPOULOS

COPANO ENERGY, L.L.C.	CPNO	933767925	4/30/2013	TO ADOPT:	I	YES	FOR	FOR

THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JANUARY 29, 2013 BY AND AMONG COPANO ENERGY, LLC, KINDER MORGAN ENERGY PARTNERS, L.P., KINDER MORGAN GP, INC., AND JAVELINA MERGER SUB LLC, A WHOLLY-OWNED SUBSIDIARY OF KINDER MORGAN ENERGY PARTNERS, L.P.

				TO APPROVE:	I	YES	FOR	FOR
THE ADJOURMENT OF THE COMPANY'S SPECIAL MEETING, IF NECESSARY TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO ADOPT THE MERGER AGREEMENT AT THE TIME OF THE SPECIAL MEETING.

				TO APPROVE:	I	YES	FOR	FOR
ON AN ADVISORY (NON-BINDING) BASIS, THE RELATED COMPENSATION PAYMENTS THAT WILL OR MAY BE PAID BY THE COMPANY TO ITS NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER.

CROSSTEX ENERGY, L.P.	XTEX	22765U102	5/9/2013	APPROVE:	I	YES	FOR	FOR
THE AMENDED AND RESTATED CROSSTEX ENERGY GP, LLC LONG-TERM INCENTIVE PLAN (INCLUDING AN INCREASE IN THE NUMBER OF COMMON UNITS AVAILABLE FOR ISSUANCE THEREUNDER).

LEGACY RESERVES LP	LGCY	524707304	5/14/2013	DIRECTOR:
				CARY D. BROWN	I	YES	FOR	FOR
				KYLE A. MCGRAW	I	YES	FOR	FOR
				DALE A. BROWN	I	YES	FOR	FOR
				G. LARRY LAWRENCE	I	YES	FOR	FOR
				WILLIAM D. SULLIVAN	I	YES	FOR	FOR
				WILLIAM R. GRANBERRY	I	YES	FOR	FOR
				KYLE D. VANN	I	YES	FOR	FOR

				RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF BDO USA, LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/16/2013	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
				ALAN S. ARMSTRONG	I	YES	FOR	FOR
				JOSEPH R. CLEVELAND	I	YES	FOR	FOR
				KATHLEEN B. COOPER	I	YES	FOR	FOR
				JOHN A. HAGG	I	YES	FOR	FOR
				JUANITA H. HINSHAW	I	YES	FOR	FOR
				RALPH IZZO	I	YES	FOR	FOR
				FRANK T. MACINNIS	I	YES	FOR	FOR
				STEVEN W. NANCE	I	YES	FOR	FOR
				MURRAY D. SMITH	I	YES	FOR	FOR
				JANICE D. STONEY	I	YES	FOR	FOR
				LAURA A. SUGG	I	YES	FOR	FOR

				RATIFY:	I	YES	FOR	FOR
ERNST & YOUNG LLP AS AUDITORS FOR 2013.

				APPROVAL:	I	YES	FOR	FOR
BY NONBINDING ADVISORY VOTE, OF THE COMPANY'S EXECUTIVE COMPENSATION.

ONEOK, INC.	OKE	682680103	5/22/2013	ELECTION OF DIRECTOR:
				JAMES C. DAY	I	YES	FOR	FOR
				JULIE H. EDWARDS	I	YES	FOR	FOR
				WILLIAMS L. FORD	I	YES	FOR	FOR
				JOHN W. GIBSON	I	YES	FOR	FOR
				BERT H. MACKIE	I	YES	FOR	FOR
				STEVEN J. MALCOLM	I	YES	FOR	FOR
				JIM W. MOGG	I	YES	FOR	FOR
				PATTYE L. MOORE	I	YES	FOR	FOR
				GARY D. PARKER	I	YES	FOR	FOR
				EDUARDO A. RODRIGUEZ	I	YES	FOR	FOR

				RATIFY:	I	YES	FOR	FOR
THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTRED PUBLIC ACCOUNTING FIRM.

				APPROVE:	I	YES	FOR	FOR
THE MATERIAL TERMS OF THE PERFORMANCE GOALS OF THE EQUITY COMPENSATION PLAN.

				ADVISORY VOTE:	I	YES	FOR	FOR
TO APPROVE THE COMPANY'S EXECUTIVE COMPENSATION.

				SHAREHOLDER PROPOSAL:	S	YES	AGAINST	FOR
REGARDING PUBLICATION OF A REPORT ON METHANE EMISSIONS.

MARKWEST ENERGY PARTNERSN, L.P.	MWE	570759100	5/29/2013	DIRECTOR:
				FRANK M. SEMPLE	I	YES	FOR	FOR
				DONALD D. WOLF	I	YES	FOR	FOR
				KEITH E. BAILEY	I	YES	FOR	FOR
				MICHAEL L. BEATTY	I	YES	FOR	FOR
				CHARLES K. DEMPSTER	I	YES	FOR	FOR
				DONALD C. HEPPERMANN	I	YES	FOR	FOR
				RANDALL J. LARSON	I	YES	FOR	FOR
				ANNE E. FOX MOUNSEY	I	YES	FOR	FOR
				WILLIAM P. NICOLETTI	I	YES	FOR	FOR

				RATIFY:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP AS THE PARTNERSHIP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANT FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.

BUCKEYE PARTNERS, L.P.	BPL	118230101	6/4/2013	DIRECTOR:
				OLIVER G. RICHARD, III	I	YES	FOR	FOR
				CLARK C. SMITH	I	YES	FOR	FOR
				FRANK S. SOWINSKI	I	YES	FOR	FOR

				APPROVE:	I	YES	FOR	FOR
THE COMPANY'S 2013 LONG-TERM INCENTIVE PLAN.

				RATIFY:	I	YES	FOR	FOR
THE SELECTION OF DELOITTE & TOUCHE LLPS AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2013.

PVR PARTNERS, L.P.	PVR	693665101	6/5/2013	DIRECTOR:
				ROBERT J. HALL	I	YES	FOR	FOR
				MARSHA R. PERELMAN	I	YES	FOR	FOR

				APPROVE:	I	YES	FOR	FOR
THE ADVISORY RESOLUTION APPROVING EXECUTIVE COMPENSATION.

				RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF KPMG LLP AS THE PARTNERSHIP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2013 FISCAL YEAR.

KNOT OFFSHORE PARTENRS LP	KNOP	Y48125101	6/25/2013	ELECT:
				EDWARD ANDREW WARYAS, JR. AS A CLASS I DIRECTOR, WHOSE TERM WILL EXPIRE AT THE 2014 ANNUAL MEETING OF LIMITED PARTNERS.	I	YES	FOR	FOR
				ANDREW BEVERIDGE AS A CLASS II DIRECTOR, WHOSE TERM WILL EXPIRE AT THE 2015 ANNUAL MEETING OF LIMITED PARTNERS.	I	YES	FOR	FOR
				JOHN COSTAIN AS A CLASS III DIRECTOR, WHOSE TERM WILL EXPIRE AT THE 2016 ANNUAL MEETING OF LIMITED PARTNERS.	I	YES	FOR	FOR
				HANS PETTER AAS AS A CLASS IV DIRECTOR, WHOSE TERM WILL EXPIRE AT THE 2017 ANNUAL MEETING OF LIMITED PARTNERS.	I	YES	FOR	FOR